Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 1,236,233	¥ 1,088,061
Financing liabilities, carrying amount	8,102,556	7,720,985
Accrued expenses, carrying amount	375,601	415,106
Other financial liabilities, carrying amount	367,041	380,698
Non-derivative financial liabilities, carrying amount	10,081,431	9,604,850
Trade payables, contractual cash flows	1,236,233	1,088,061
Financing liabilities, contractual cash flows	8,391,545	7,837,560
Accrued expenses, contractual cash flows	375,601	415,106
Other financial liabilities, contractual cash flows	394,420	409,408
Non-derivative financial liabilities, contractual cash flows	10,397,799	9,750,135
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	1,236,233	1,088,061
Financing liabilities, contractual cash flows	3,218,988	3,083,901
Accrued expenses, contractual cash flows	375,601	415,106
Other financial liabilities, contractual cash flows	93,054	101,142
Non-derivative financial liabilities, contractual cash flows	4,923,876	4,688,210
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	4,407,350	4,230,223
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	94,837	86,972
Non-derivative financial liabilities, contractual cash flows	4,502,187	4,317,195
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	765,207	523,436
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	206,529	221,294
Non-derivative financial liabilities, contractual cash flows	¥ 971,736	¥ 744,730